Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Hydro One [Member]	Common Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2020	$ 10,876	$ 10,804	$ 2,957	$ 7,877	$ (30)	$ 72
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	978	972		972		6
Other comprehensive income (Note 7)	16	16			16
Distributions to noncontrolling interest (Note 27)	(10)					(10)
Dividends on common shares (Note 24)	(620)	(620)		(620)
Ending balance at Dec. 31, 2021	11,240	11,172	2,957	8,229	(14)	68
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,063	1,057		1,057		6
Other comprehensive income (Note 7)	19	19			19
Distributions to noncontrolling interest (Note 27)	(8)					(8)
Dividends on common shares (Note 24)	(652)	(652)		652
Ending balance at Dec. 31, 2022	$ 11,662	$ 11,596	$ 2,957	$ 8,634	$ 5	$ 66